Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Grant-date Fair Value of Stock Options Granted

The assumptions that the Company used to determine the grant-date fair value of stock options granted were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2022	2021
Expected option life (years)	6.1	5.6
Risk-free interest rate	3.37%	0.90%
Expected volatility	64.20%	62.84%
Expected dividend yield	—%	—%

Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity for the year ended December 31, 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	2,689,935	$0.59		$767
Granted	984,200	2.96
Exercised	(1,385,310)	0.59
Cancelled or forfeited	(136,184)	0.59
Outstanding as of December 31, 2022	2,152,641	$1.67	9.1	$748
Exercisable as of December 31, 2022	484,444	$0.59	8.5	$310

Summary of Stock-based Compensation Expense

Stock-based compensation expense was allocated as follows:

	Year Ended December 31,
	2022	2021
Cost of revenue	$1,776	$19,876
Research and development	11,608	414,322
General and administrative	362,406	680,458
Total stock-based compensation	$375,790	$1,114,656